Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property and equipment [Line Items]
Beginning balance		₩ 145,743,056
Impairment		51,067		₩ 30,344
Ending balance		150,882,414	₩ 145,743,056
Land [Member]
Changes in property and equipment [Line Items]
Beginning balance		12,966,537	12,393,313
Ending balance		13,296,574	12,966,537	12,393,313
Land [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		12,969,741	12,396,460
Acquisitions		32,773	13,973
Disposals		(8,961)	(52,569)
Others		324,989	611,877
Ending balance		13,318,542	12,969,741	12,396,460
Land [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		12,969,741	12,396,460
Ending balance		13,318,542	12,969,741	12,396,460
Land [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(3,204)	(3,147)
Disposals		5	14
Others		(18,769)	(71)
Ending balance		(21,968)	(3,204)	(3,147)
Buildings [Member]
Changes in property and equipment [Line Items]
Beginning balance		11,723,436	9,612,500
Ending balance		11,989,987	11,723,436	9,612,500
Buildings [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		11,784,624	9,676,432
Acquisitions		40,592
Disposals		(19,715)	(9,020)
Depreciation		(794,804)	(676,866)
Impairment	[1]	(923)
Others		1,043,752	2,794,078
Ending balance		12,053,526	11,784,624	9,676,432
Buildings [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		17,722,326	14,936,722
Ending balance		18,777,678	17,722,326	14,936,722
Buildings [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(5,936,849)	(5,259,436)
Ending balance		(6,722,376)	(5,936,849)	(5,259,436)
Buildings [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Beginning balance		(853)	(854)
Ending balance		(1,776)	(853)	(854)
Buildings [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(61,188)	(63,932)
Acquisitions		(900)
Disposals		28	731
Depreciation		5,996	5,299
Others		(7,475)	(3,286)
Ending balance		(63,539)	(61,188)	(63,932)
Structures [Member]
Changes in property and equipment [Line Items]
Beginning balance		43,132,774	40,065,043
Ending balance		43,908,364	43,132,774	40,065,043
Structures [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		43,330,415	40,258,162
Acquisitions		428	455
Disposals		(519,366)	(524,310)
Depreciation		(2,421,168)	(2,233,333)
Impairment	[1]	(6,856)
Others		3,721,325	5,829,441
Ending balance		44,104,778	43,330,415	40,258,162
Structures [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		63,291,437	58,251,296
Ending balance		66,184,484	63,291,437	58,251,296
Structures [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(19,959,839)	(17,991,950)
Ending balance		(22,071,667)	(19,959,839)	(17,991,950)
Structures [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Beginning balance		(1,183)	(1,184)
Ending balance		(8,039)	(1,183)	(1,184)
Structures [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(197,641)	(193,119)
Disposals		1,905	2,597
Depreciation		10,011	9,491
Others		(10,689)	(16,610)
Ending balance		(196,414)	(197,641)	(193,119)
Machinery [Member]
Changes in property and equipment [Line Items]
Beginning balance		43,310,881	36,755,814
Ending balance		46,692,610	43,310,881	36,755,814
Machinery [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		43,421,945	36,864,749
Acquisitions		421,892	193,017
Disposals		(242,428)	(243,757)
Depreciation		(4,821,595)	(4,353,596)
Impairment	[1]	(43,121)
Others		8,139,105	10,961,532
Ending balance		46,875,798	43,421,945	36,864,749
Machinery [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		67,769,168	57,143,211
Ending balance		75,826,292	67,769,168	57,143,211
Machinery [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(24,344,832)	(20,242,232)
Ending balance		(28,904,982)	(24,344,832)	(20,242,232)
Machinery [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Beginning balance		(2,391)	(36,230)
Ending balance		(45,512)	(2,391)	(36,230)
Machinery [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(111,064)	(108,935)
Acquisitions		(10,834)	(33)
Disposals		489	1,210
Depreciation		17,390	12,272
Others		(79,169)	(15,578)
Ending balance		(183,188)	(111,064)	(108,935)
Ships [Member]
Changes in property and equipment [Line Items]
Beginning balance		550	786
Ending balance		403	550	786
Ships [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		550	786
Depreciation		(147)	(281)
Others			45
Ending balance		403	550	786
Ships [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		4,175	4,930
Ending balance		4,175	4,175	4,930
Ships [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(3,625)	(4,144)
Ending balance		(3,772)	(3,625)	(4,144)
Vehicles [Member]
Changes in property and equipment [Line Items]
Beginning balance		70,863	60,443
Ending balance		74,716	70,863	60,443
Vehicles [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		70,970	60,472
Acquisitions		3,447	2,493
Disposals		(174)	(34)
Depreciation		(34,236)	(27,615)
Impairment	[1]	(127)
Others		41,158	35,654
Ending balance		81,038	70,970	60,472
Vehicles [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		247,751	227,733
Ending balance		276,425	247,751	227,733
Vehicles [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(176,781)	(167,261)
Ending balance		(195,260)	(176,781)	(167,261)
Vehicles [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Ending balance		(127)
Vehicles [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(107)	(29)
Acquisitions		(107)	(58)
Disposals		14
Depreciation		1,070	25
Others		(7,192)	(45)
Ending balance		(6,322)	(107)	(29)
Equipment [Member]
Changes in property and equipment [Line Items]
Beginning balance		375,663	309,545
Ending balance		419,911	375,663	309,545
Equipment [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		376,395	310,571
Acquisitions		53,529	67,134
Disposals		(413)	(323)
Depreciation		(158,614)	(128,084)
Impairment	[1]	(6)
Others		149,781	127,097
Ending balance		420,672	376,395	310,571
Equipment [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		1,270,660	1,134,376
Ending balance		1,440,870	1,270,660	1,134,376
Equipment [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(894,265)	(823,805)
Ending balance		(1,020,192)	(894,265)	(823,805)
Equipment [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Ending balance		(6)
Equipment [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(732)	(1,026)
Acquisitions		(43)
Depreciation		454	452
Others		(440)	(158)
Ending balance		(761)	(732)	(1,026)
Tools [Member]
Changes in property and equipment [Line Items]
Beginning balance		178,602	159,939
Ending balance		199,636	178,602	159,939
Tools [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		179,032	160,630
Acquisitions		30,990	27,856
Disposals		(166)	(327)
Depreciation		(74,909)	(69,842)
Impairment	[1]	(32)
Others		65,748	60,715
Ending balance		200,663	179,032	160,630
Tools [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		921,115	836,131
Ending balance		1,010,537	921,115	836,131
Tools [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(742,083)	(675,501)
Ending balance		(809,842)	(742,083)	(675,501)
Tools [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Ending balance		(32)
Tools [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(430)	(691)
Depreciation		354	295
Others		(951)	(34)
Ending balance		(1,027)	(430)	(691)
Construction in progress [Member]
Changes in property and equipment [Line Items]
Beginning balance		27,160,453	35,127,128
Ending balance		25,523,457	27,160,453	35,127,128
Construction in progress [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		27,296,260	35,267,026
Acquisitions		11,996,508	11,752,352
Disposals		(6,487)	(94,443)
Others		(13,713,740)	(19,628,675)
Ending balance		25,572,541	27,296,260	35,267,026
Construction in progress [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		27,334,368	35,305,133
Ending balance		25,610,649	27,334,368	35,305,133
Construction in progress [Member] | Accumulated impairment losses [Member]
Changes in property and equipment [Line Items]
Beginning balance		(38,108)	(38,107)
Ending balance		(38,108)	(38,108)	(38,107)
Construction in progress [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		(135,807)	(139,898)
Acquisitions		(42,728)	(28,434)
Others		129,451	32,525
Ending balance		(49,084)	(135,807)	(139,898)
Finance lease assets [Member]
Changes in property and equipment [Line Items]
Beginning balance		406,353	511,509
Ending balance		297,652	406,353	511,509
Finance lease assets [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		406,353	511,509
Acquisitions			34
Disposals		(29,696)	(31)
Depreciation		(107,390)	(96,254)
Others		28,412	(8,905)
Ending balance		297,679	406,353	511,509
Finance lease assets [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		2,390,779	2,389,985
Ending balance		2,390,680	2,390,779	2,389,985
Finance lease assets [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(1,984,426)	(1,878,476)
Ending balance		(2,093,001)	(1,984,426)	(1,878,476)
Finance lease assets [Member] | Government grants [Member]
Changes in property and equipment [Line Items]
Depreciation		1
Others		(28)
Ending balance		(27)
Retirements, property, plant and equipment [Member]
Changes in property and equipment [Line Items]
Beginning balance		4,065,412	4,106,087
Ending balance		6,039,484	4,065,412	4,106,087
Retirements, property, plant and equipment [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		4,065,412	4,106,087
Depreciation		(518,565)	(509,310)
Others		2,492,637	468,635
Ending balance		6,039,484	4,065,412	4,106,087
Retirements, property, plant and equipment [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		7,129,771	6,888,547
Ending balance		9,395,821	7,129,771	6,888,547
Retirements, property, plant and equipment [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(3,064,359)	(2,782,460)
Ending balance		(3,356,337)	(3,064,359)	(2,782,460)
Other property, plant and equipment [Member]
Changes in property and equipment [Line Items]
Beginning balance		2,351,532	2,259,244
Ending balance		2,439,620	2,351,532	2,259,244
Other property, plant and equipment [Member] | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		2,351,532	2,259,244
Acquisitions		10,411
Disposals		(28)	(9)
Depreciation		(762,711)	(813,248)
Others		840,416	905,545
Ending balance		2,439,620	2,351,532	2,259,244
Other property, plant and equipment [Member] | Acquisition cost [Member]
Changes in property and equipment [Line Items]
Beginning balance		10,361,294	9,438,381
Ending balance		11,247,021	10,361,294	9,438,381
Other property, plant and equipment [Member] | Accumulated depreciation [Member]
Changes in property and equipment [Line Items]
Beginning balance		(8,009,762)	(7,179,137)
Ending balance		₩ (8,807,401)	₩ (8,009,762)	₩ (7,179,137)

[1]	Korea Midland Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income.